COMMITMENTS AND CONTINGENCIES (Table)	6 Months Ended
Apr. 30, 2017
Commitments And Contingencies Table
Future minimum lease
Years ended April 30,	Amount
2018	$84,000
2019	84,000
2020	77,000
Total	$245,000